Research International Core Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2019 (unaudited)

Common Stocks (98.3%)	Country	Shares/ Par +	Value $ (000’s)
Communication Services (4.5%)
Advanced Info Service PCL	Thailand	680,900	3,948
Hellenic Telecommunications Organization SA	Greece	269,537	3,610
KDDI Corp.	Japan	341,400	7,347
NAVER Corp.	South Korea	35,645	3,894
SoftBank Group Corp.	Japan	89,500	8,677
Tele2 AB	Sweden	179,952	2,397

Total			29,873

Consumer Discretionary (8.1%)
adidas AG	Germany	27,943	6,789
Cie Financiere Richemont SA	Switzerland	74,183	5,404
Dufry AG *	Switzerland	22,286	2,341
Koito Manufacturing Co., Ltd.	Japan	117,500	6,648
LVMH Moet Hennessy Louis Vuitton SE	France	33,748	12,413
Paddy Power Betfair PLC	Ireland	35,004	2,711
Techtronic Industries Co., Ltd.	Hong Kong	983,500	6,609
USS Co., Ltd.	Japan	372,800	6,909
Yum China Holdings, Inc.	United States	90,719	4,074

Total			53,898

Consumer Staples (10.8%)
Ambev SA, ADR	Brazil	579,592	2,492
British American Tobacco PLC	United Kingdom	244,957	10,190
Danone SA	France	94,002	7,243
Japan Tobacco, Inc.	Japan	219,300	5,432
Kao Corp.	Japan	65,600	5,160
L’Oreal SA	France	28,850	7,761
Nestle SA	Switzerland	217,220	20,702
Reckitt Benckiser Group PLC	United Kingdom	101,380	8,427
Sundrug Co., Ltd.	Japan	135,700	3,735
Tesco PLC	United Kingdom	170,771	516

Total			71,658

Energy (5.6%)
BP PLC	United Kingdom	1,503,109	10,934
Cairn Energy PLC *	United Kingdom	1,252,561	2,641
Caltex Australia, Ltd.	Australia	208,833	3,886
Enbridge, Inc.	Canada	120,551	4,366
Eni SpA	Italy	347,928	6,149
Galp Energia SGPS SA	Portugal	367,434	5,886
Oil Search, Ltd.	Papua New Guinea	564,145	3,144

Total			37,006

Financials (19.5%)
AEON Financial Service Co., Ltd.	Japan	347,800	7,070
AIA Group, Ltd.	Hong Kong	1,323,600	13,177
AIB Group PLC	Ireland	1,504,822	6,756

Common Stocks (98.3%)	Country	Shares/ Par +	Value $ (000’s)
Financials continued
Aon PLC	United Kingdom	57,020	9,733
Bankia SA	Spain	265,702	689
Barclays PLC	United Kingdom	2,860,714	5,763
BNP Paribas SA	France	181,912	8,695
Cerved Information Solutions SpA	Italy	160,746	1,598
Euronext NV	Netherlands	79,792	5,057
HDFC Bank, Ltd.	India	265,854	8,888
Hiscox, Ltd.	Bermuda	290,992	5,912
Intesa Sanpaolo SpA	Italy	3,551,355	8,649
Julius Baer Group, Ltd. *	Switzerland	158,093	6,387
KBC Group NV	Belgium	103,661	7,242
Mitsubishi UFJ Financial Group, Inc.	Japan	1,328,100	6,591
Swiss Re AG	Switzerland	44,265	4,325
TMX Group, Ltd.	Canada	103,304	6,653
UBS Group AG *	Switzerland	787,242	9,543
Zurich Insurance Group AG	Switzerland	21,016	6,956

Total			129,684

Health Care (10.4%)
Bayer AG	Germany	131,497	8,496
Essilor International SA	France	68,805	7,516
Novo Nordisk AS - Class B	Denmark	242,396	12,689
Roche Holding AG	Switzerland	67,196	18,514
Santen Pharmaceutical Co., Ltd.	Japan	596,400	8,874
Sonic Healthcare, Ltd.	Australia	211,406	3,687
Terumo Corp.	Japan	308,900	9,420

Total			69,196

Industrials (13.6%)
51job, Inc. *	Cayman Islands	14,135	1,101
Aena SA	Spain	24,589	4,427
Brambles, Ltd.	Australia	797,194	6,657
Daikin Industries, Ltd.	Japan	80,700	9,444
GEA Group AG	Germany	168,736	4,420
Hitachi, Ltd.	Japan	137,200	4,438
Kubota Corp.	Japan	510,000	7,360
Legrand SA	France	102,806	6,880
Malaysia Airports Holdings Bhd	Malaysia	855,200	1,517
Melrose Industries PLC	United Kingdom	1,310,961	3,127
RELX PLC	United Kingdom	382,218	8,168
Ritchie Bros Auctioneers, Inc.	Canada	102,477	3,479
Schindler Holding AG	Switzerland	29,550	6,125
Schneider Electric SE	France	165,489	12,983
TOTO, Ltd.	Japan	167,500	7,096
Yamato Holdings Co., Ltd.	Japan	144,400	3,725

Total			90,947

Research International Core Portfolio

Common Stocks (98.3%)	Country	Shares/ Par +	Value $ (000’s)
Information Technology (10.2%)
Amadeus IT Group SA	Spain	72,842	5,834
Cadence Design Systems, Inc. *	United States	39,445	2,505
Check Point Software Technologies, Ltd. *	Israel	43,829	5,544
Cognizant Technology Solutions Corp. - Class A	United States	104,052	7,539
Constellation Software, Inc.	Canada	3,061	2,594
EPAM Systems, Inc. *	United States	31,904	5,396
Just Eat PLC *	United Kingdom	401,829	3,930
Kyocera Corp.	Japan	36,100	2,117
Mastercard, Inc. - Class A	United States	21,234	5,000
Mellanox Technologies, Ltd. *	Israel	36,017	4,263
Nomura Research Institute, Ltd.	Japan	105,300	4,779
Samsung Electronics Co., Ltd.	South Korea	75,780	2,981
Scout24 AG	Germany	56,676	2,935
Silicon Motion Technology Corp., ADR	Cayman Islands	44,382	1,759
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	937,189	7,465
Telefonaktiebolaget LM Ericsson - Class B	Sweden	359,434	3,302

Total			67,943

Materials (9.2%)
Akzo Nobel NV	Netherlands	102,420	9,075
Croda International PLC	United Kingdom	132,716	8,708
Kansai Paint Co., Ltd.	Japan	160,900	3,065
Linde PLC	Ireland	83,740	14,654
Nitto Denko Corp.	Japan	65,300	3,426
Rio Tinto PLC	United Kingdom	149,743	8,700

Common Stocks (98.3%)	Country	Shares/ Par +	Value $ (000’s)
Materials continued
Sika AG	Switzerland	46,163	6,449
Symrise AG	Germany	80,729	7,274

Total			61,351

Real Estate (2.6%)
Grand City Properties SA	Luxembourg	339,953	8,199
LEG Immobilien AG	Germany	73,680	9,046

Total			17,245

Utilities (3.8%)
APA Group	Australia	535,397	3,794
China Resources Gas Group, Ltd.	Bermuda	852,000	4,016
CLP Holdings, Ltd.	Hong Kong	477,000	5,530
E.ON SE	Germany	454,127	5,049
Iberdrola, SA	Spain	822,116	7,217

Total			25,606

Total Common Stocks (Cost: $596,531)			654,407

Short-Term Investments (0.7%)
Money Market Funds (0.7%)
State Street Institutional U.S. Government Money Market Fund - Premier Class
2.390%#	United States	4,919,056	4,919

Total			4,919

Total Short-Term Investments (Cost: $4,919)			4,919

Total Investments (99.0%) (Cost: $601,450)@			659,326

Other Assets, Less Liabilities (1.0%)			6,927

Net Assets (100.0%)			666,253

Investments Percentage by Country is based on Net Assets:
Japan	18.0%
Switzerland	13.0%
United Kingdom	12.2%
France	9.5%
Germany	6.6%
United States	4.4%
Other	35.3%

Total	99.0%

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 3/31/2019.
@

At March 31, 2019, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $601,450 and the net unrealized appreciation of investments based on that cost was $57,883 which is comprised of $101,525 aggregate gross unrealized appreciation and $43,642 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Research International Core Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2019.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks
Communication Services	$25,925	$3,948	$—
All Others	624,534	—	—
Short-Term Investments	4,919	—	—

Total Assets:	$655,378	$3,948	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange

Currency Abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi - Offshore
CNY	China Yuan Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Poland Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand